15007579

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 10 2015

Washington, DC 20549

CERT NAS

File No. 001-37421

By Electronic Mail

June 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 10, 2015 The Nasdaq Stock Market (the "Exchange") received from Electrum Special Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following securities:

Units, each consisting of one Ordinary Share and one Warrant
Ordinary Share, no par value per share
Warrants, exercisable for one-half of one Ordinary Share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery